                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Capital Corporation
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   Address:      1125 South 103rd Street, Suite 450
                 ---------------------------------
                 Omaha, Nebraska
                 ---------------------------------
                 68124
                 ---------------------------------

Form 13F File Number: 28-10992
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret L. Doyle
         -------------------------------
Title:   Secretary/Treasurer
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Phone:   (402) 393-1300
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Margaret L. Doyle             Omaha, Nebraska      2/9/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          -0-
                                        --------------------

Form 13F Information Table Entry Total:      6
                                        --------------------

Form 13F Information Table Value Total:    $65614
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    NONE      28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

McCarthy Capital Corporation
FORM 13F
30-Sep-04

                                                                                            Voting Authority

                                Title of                   Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  class      CUSIP        (x$1000)   Prn Amt  Prn   Call  Dscretn   Managers     Sole  Shared     None

Carriage Services Inc           COM        143905107        2093     423700  SH         Defined              423700
Concorde Career Colleges Inc    COM        20651H201        1272      62730  SH         Defined               62730
Novastar Financial, Inc.        COM        669947400        4455      90000  SH         Defined               90000
Stewart Enterprises Inc. Cl. A  COM        860370105       10866    1554481  SH         Defined             1554481
WCA Waste Corp.                 COM        92926k103        2322     222200  SH         Defined              222200
Cabela's Inc Cl A               COM        126804301       44606    1961579  SH         Defined             1961579
REPORT SUMMARY                           6 DATA RECORDS    65614             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED